Supplemental schedule of noncash investing and financing activities	12 Months Ended
Dec. 31, 2010
HOST HOTELS & RESORTS, INC.
Supplemental schedule of noncash investing and financing activities

Supplemental schedule of noncash investing and financing activities:

During 2010, 2009 and 2008, Host Inc. issued approximately 1.2 million, 3.4 million and 8.8 million shares of common stock, respectively, upon the conversion of Host L.P. units, or OP units, held by non-controlling interests valued at $15 million, $18 million and $119 million, respectively.

On September 2, 2010, we acquired a 90% controlling interest in the W New York, Union Square hotel through a consolidated joint venture in which we are the controlling member. In conjunction with the acquisition, the joint venture assumed a $115 million mortgage debt with a fair value of $119 million, and other liabilities of $8.5 million.

On July 22, 2010, we acquired a leasehold interest in the Le Méridien Piccadilly in London, England. In conjunction with the acquisition, we assumed a $51 million (£33 million) mortgage loan and recorded a $58 million (£38 million) capital lease obligation.

On December 18, 2009, Host Inc. issued 13.4 million shares of common stock valued at $140 million to its stockholders as part of its special common dividend.

On March 12, 2008, we acquired the remaining limited partnership interests in Pacific Gateway Ltd., a subsidiary partnership of Host L.P., which owns the San Diego Marriott Hotel and Marina, and other economic rights formerly held by our partners, including the right to receive 1.7% of the hotel’s sales, in exchange for 5,575,540 OP Units. The OP units were valued at $93 million based on the closing stock price on such date of Host Inc. of $16.68.

HOST HOTELS & RESORTS L.P.
Supplemental schedule of noncash investing and financing activities

Supplemental schedule of noncash investing and financing activities:

During 2010, 2009 and 2008, non-controlling partners converted common operating partnership units (“OP units”) valued at $15 million, $18 million and $119 million, respectively, in exchange for 1.2 million, 3.4 million and 8.8 million shares, respectively, of Host Inc. common stock.

On September 2, 2010, we acquired a 90% controlling interest in the W New York, Union Square hotel through a consolidated joint venture in which we are the controlling member. In conjunction with the acquisition, the joint venture assumed a $115 million mortgage debt with a fair value of $119 million, and other liabilities of $8.5 million.

On July 22, 2010, we acquired a leasehold interest in the Le Méridien Piccadilly in London, England. In conjunction with the acquisition, we assumed a $51 million (£33 million) mortgage loan and recorded a $58 million (£38 million) capital lease obligation.

On March 12, 2008, we acquired the remaining limited partnership interests in Pacific Gateway Ltd., a subsidiary partnership of Host L.P., which owns the San Diego Marriott Hotel and Marina, and other economic rights formerly held by our partners, including the right to receive 1.7% of the hotel’s sales, in exchange for 5,575,540 OP units. The OP units were valued at $93 million based on the closing stock price on such date of Host Inc., of $16.68.